Document and Entity Information	Aug. 28, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 28, 2026
Entity Registrant Name	HORNBECK OFFSHORE SERVICES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-32936
Entity Tax Identification Number	95-3409686
Entity Address Address Line 1	103 Northpark Boulevard
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	Covington
Entity Address State Or Province	LA
Entity Address Postal Zip Code	70433
City Area Code	985
Local Phone Number	727-2000
Entity Information Former Legal Or Registered Name	Helix Energy Solutions Group, Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.00001
Trading Symbol	HOS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000866829
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	3505 West Sam Houston Parkway North
Entity Address Address Line 2	Suite 400
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77043